Accounts Receivables (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Credit Loss, Additional Improvements [Abstract]
Bad debt expense	$ 35,269	$ 11,474	$ 32,717